Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022
Warrants (Details) [Line Items]
Issuance of warrants	169,309
Warrants net exercised		18,415,453		4,713,303
Common stock, shares issued			136,681
Credit agreement		1,500,000
Warrants net exercised		600,000
Warrants Equity Amount (in Dollars)		$ 830
Aggregate warrant intrinsic value (in Dollars)		$ 1,925
Warrant exercise price (in Dollars per share)		$ 6,530
Expire term		10 years
Warrants issued		404,961
Minimum [Member]
Warrants (Details) [Line Items]
Expire term		5 years
Maximum [Member]
Warrants (Details) [Line Items]
Expire term		1 year
Warrant [Member]
Warrants (Details) [Line Items]
Warrants net exercised			141,970
Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants net exercised		8,625,000
Private Warrants [Members]
Warrants (Details) [Line Items]
Warrants net exercised		6,125,000
IPO [Member]
Warrants (Details) [Line Items]
Expire term		10 years
Issuance term		5 years
Horizon Loans [Member]
Warrants (Details) [Line Items]
Warrants net exercised		294,725
Common Warrants Seven [Member]
Warrants (Details) [Line Items]
Number of contingent warrants outstanding		265,376		321,943